COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 23 -              COMMITMENTS AND CONTINGENCIES

The Company leases premises under various operating leases. Rental expenses under operating leases included in the consolidated statements of comprehensive income were $1,053,907, $1,570,900 and $1,908,921 for the years ended June 30, 2011, 2012 and 2013, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended June 30,	Minimum lease payments

2014	$1,464,599
2015	884,833
2016	607,045
2017	390,524

There was a capital commitment of $597,353 as of June 30, 2013, related to phase II construction of the Company’s headquarters in Beijing, PRC.

The Company had stand-by letters of credit of $1,091,202 as of June 30, 2013.

The Company had outstanding performance guarantees of $42,209,859 as of June 30, 2013, with restricted cash of $3,954,845 pledged to banks.